Commitments and Contingencies	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 10 — Commitments and Contingencies

Commitments

As of September 30, 2024, the Company had no commitments other than the lease obligations discussed in Note 10.

Contingencies

In the ordinary course of business, the Company may be subject to certain legal proceedings, claims, and disputes that arise from the business operations. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

As of September 30, 2024, the Company had no outstanding lawsuits nor claims.

Note 12 — Commitments and Contingencies

Commitments

As of March 31, 2024, the Company had no commitments other than the lease obligations discussed in Note 11.

Contingencies

In the ordinary course of business, the Company may be subject to certain legal proceedings, claims, and disputes that arise from the business operations. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

As of March 31, 2024, the Company had no outstanding lawsuits nor claims.